Average Annual Total Returns{- Fidelity Freedom Index 2025 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2025 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Past 10 years	Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Past 10 years	Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1904 Past 1 year	F1904 Past 5 years	F1904 Past 10 years
Total	13.55%	9.94%	7.89%	12.65%	8.64%	6.93%	8.22%	7.53%	6.10%	18.40%	15.22%	13.88%	13.56%	10.07%	8.75%